Debt (Details) (USD $)	1 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended											12 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended						12 Months Ended				12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended												12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended				0 Months Ended			12 Months Ended					12 Months Ended
	Feb. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Senior Secured Credit Facility LIBOR	Dec. 31, 2013 Senior Secured Credit Facility Adjusted Base Rate	Dec. 31, 2012 Credit Agreement	Dec. 24, 2012 Credit Agreement	Dec. 21, 2011 2009 Senior Secured Credit Facility	Dec. 31, 2013 Revolving credit loans	Dec. 31, 2013 Revolving credit loans Senior Secured Credit Facility	Dec. 31, 2012 Revolving credit loans Senior Secured Credit Facility	Dec. 31, 2013 Revolving credit loans Senior Secured Credit Facility LIBOR	Dec. 31, 2013 Revolving credit loans Senior Secured Credit Facility Adjusted Base Rate	Dec. 31, 2013 Revolving credit loans Senior Secured Credit Facility Adjusted base rate, prime rate	Dec. 31, 2013 Revolving credit loans Senior Secured Credit Facility Adjusted base rate, Federal Funds rate	Dec. 31, 2013 Revolving credit loans Senior Secured Credit Facility Adjusted base rate, one month LIBOR	Dec. 31, 2013 Revolving credit loans Credit Agreement	May 09, 2013 Revolving credit loans Credit Agreement	Dec. 24, 2012 Revolving credit loans Credit Agreement	Dec. 31, 2012 Term loans, net of discount Vaughan	Dec. 31, 2012 Term loans, net of discount KASY	Dec. 31, 2011 Term loans, net of discount WBDT	Dec. 31, 2013 Term loans, net of discount Senior Secured Credit Facility	Dec. 31, 2012 Term loans, net of discount Senior Secured Credit Facility	Feb. 28, 2013 Incremental term loans, net of discount	Dec. 31, 2013 Incremental term loans, net of discount Senior Secured Credit Facility	Feb. 28, 2013 Incremental term loans, net of discount Senior Secured Credit Facility	Dec. 31, 2012 Incremental term loans, net of discount Senior Secured Credit Facility	Dec. 24, 2012 Incremental term loans, net of discount Senior Secured Credit Facility	Dec. 31, 2013 Incremental term loans, net of discount Senior Secured Credit Facility LIBOR Minimum	Dec. 31, 2013 Incremental term loans, net of discount Senior Secured Credit Facility Adjusted Base Rate	Dec. 31, 2013 Incremental term loans, net of discount Senior Secured Credit Facility Adjusted Base Rate Minimum	Dec. 31, 2013 Incremental term loans, net of discount Senior Secured Credit Facility Adjusted LIBOR	Dec. 31, 2013 8.375% Senior Notes	Dec. 31, 2012 8.375% Senior Notes	Oct. 12, 2012 6.375% Senior Notes	Dec. 31, 2013 6.375% Senior Notes	Dec. 31, 2012 6.375% Senior Notes	Dec. 31, 2013 Senior Subordinated Notes	Dec. 31, 2012 Senior Subordinated Notes	Dec. 31, 2011 Senior Subordinated Notes	Dec. 31, 2013 6.5% Senior Subordinated Notes Due 2013	Dec. 31, 2013 Capital lease obligations	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2013 Capital lease obligations Minimum	Dec. 31, 2013 Capital lease obligations Maximum	Dec. 31, 2013 Other debt	Dec. 31, 2012 Other debt	Dec. 31, 2013 LIN Television	Dec. 31, 2012 LIN Television	Dec. 31, 2011 LIN Television	Dec. 31, 2013 LIN Television Senior Secured Credit Facility LIBOR	Dec. 31, 2013 LIN Television Senior Secured Credit Facility Adjusted Base Rate	Dec. 31, 2012 LIN Television Credit Agreement	Dec. 24, 2012 LIN Television Credit Agreement	Dec. 21, 2011 LIN Television 2009 Senior Secured Credit Facility	Dec. 31, 2013 LIN Television Revolving credit loans	Dec. 31, 2013 LIN Television Revolving credit loans Senior Secured Credit Facility	Dec. 31, 2012 LIN Television Revolving credit loans Senior Secured Credit Facility	Dec. 31, 2013 LIN Television Revolving credit loans Senior Secured Credit Facility LIBOR	Dec. 31, 2013 LIN Television Revolving credit loans Senior Secured Credit Facility Adjusted Base Rate	Dec. 31, 2013 LIN Television Revolving credit loans Senior Secured Credit Facility Adjusted base rate, prime rate	Dec. 31, 2013 LIN Television Revolving credit loans Senior Secured Credit Facility Adjusted base rate, Federal Funds rate	Dec. 31, 2013 LIN Television Revolving credit loans Senior Secured Credit Facility Adjusted base rate, one month LIBOR	Dec. 31, 2013 LIN Television Revolving credit loans Credit Agreement	May 09, 2013 LIN Television Revolving credit loans Credit Agreement	Dec. 24, 2012 LIN Television Revolving credit loans Credit Agreement	Dec. 31, 2013 LIN Television Term loans, net of discount	Dec. 31, 2012 LIN Television Term loans, net of discount Vaughan	Dec. 31, 2012 LIN Television Term loans, net of discount KASY	Dec. 31, 2011 LIN Television Term loans, net of discount WBDT	Dec. 31, 2013 LIN Television Term loans, net of discount Senior Secured Credit Facility	Dec. 31, 2012 LIN Television Term loans, net of discount Senior Secured Credit Facility	Feb. 12, 2013 LIN Television Incremental term loans, net of discount	Dec. 31, 2013 LIN Television Incremental term loans, net of discount Senior Secured Credit Facility	Feb. 12, 2013 LIN Television Incremental term loans, net of discount Senior Secured Credit Facility	Dec. 31, 2012 LIN Television Incremental term loans, net of discount Senior Secured Credit Facility	Dec. 24, 2012 LIN Television Incremental term loans, net of discount Senior Secured Credit Facility	Dec. 31, 2013 LIN Television Incremental term loans, net of discount Senior Secured Credit Facility Adjusted Base Rate	Dec. 31, 2013 LIN Television Incremental term loans, net of discount Senior Secured Credit Facility Adjusted Base Rate Minimum	Dec. 31, 2013 LIN Television Incremental term loans, net of discount Senior Secured Credit Facility Adjusted LIBOR	Dec. 31, 2013 LIN Television Incremental term loans, net of discount Senior Secured Credit Facility Adjusted LIBOR Minimum	Dec. 31, 2013 LIN Television 8.375% Senior Notes	Dec. 31, 2012 LIN Television 8.375% Senior Notes	Oct. 12, 2012 LIN Television 6.375% Senior Notes	Dec. 31, 2013 LIN Television 6.375% Senior Notes	Dec. 31, 2012 LIN Television 6.375% Senior Notes	Dec. 31, 2012 LIN Television Senior Subordinated Notes	Dec. 31, 2011 LIN Television Senior Subordinated Notes	Dec. 31, 2013 LIN Television 6.5% Senior Subordinated Notes Due 2013	Dec. 31, 2013 LIN Television Capital lease obligations	Dec. 31, 2012 LIN Television Capital lease obligations	Dec. 31, 2013 LIN Television Capital lease obligations Minimum	Dec. 31, 2013 LIN Television Capital lease obligations Maximum	Dec. 31, 2013 LIN Television Other debt	Dec. 31, 2012 LIN Television Other debt
Long-term Debt
Gross carrying amount of debt																								$ 118,750,000	$ 125,000,000		$ 314,200,000		$ 257,400,000																																												$ 118,750,000	$ 125,000,000		$ 315,200,000		$ 260,000,000
Face amount of debt											75,000,000										4,600,000	1,700,000	900,000	125,000,000		60,000,000		260,000,000																															75,000,000										0	4,600,000	1,700,000	900,000	125,000,000		60,000,000		260,000,000
Unamortized discount																								345,000	435,000		1,684,000		2,020,000																																												345,000	435,000		1,684,000		2,020,000
Interest rate (as a percent)																															1.00%		2.00%		8.375%			6.375%					6.50%																																						2.00%		1.00%	8.375%			6.375%				6.50%
Total debt		944,692,000	890,227,000								5,000,000	0												118,405,000	124,565,000		312,516,000		255,380,000						200,000,000	200,000,000		290,000,000	290,000,000					14,604,000	14,881,000			4,167,000	5,401,000	946,692,000	890,227,000								5,000,000	0													118,405,000	124,565,000		312,516,000		255,380,000						200,000,000	200,000,000		290,000,000	290,000,000				14,604,000	14,881,000			6,167,000	5,401,000
Less current portion		17,364,000	10,756,000																																															17,364,000	10,756,000
Total long-term debt		927,328,000	879,471,000																																															929,328,000	879,471,000
Term of debt instrument											5 years													6 years			7 years																																5 years														6 years			7 years
Variable rate basis													LIBOR		Prime Rate	Federal Funds Effective Rate	one-month LIBOR															adjusted Base Rate		adjusted LIBOR																											LIBOR		Prime Rate	Federal Funds Effective Rate	one-month LIBOR															adjusted Base Rate		adjusted LIBOR
Basis spread next fiscal quarter													3.00%	2.00%																																															3.00%	2.00%
Commitment fee (as a percent)					0.375%	0.375%																																															0.375%	0.375%
Commitment fee next fiscal quarter					0.50%	0.50%																																															0.50%	0.50%
Amount for which terms were amended																			15,000,000	60,000,000										257,400,000																																					15,000,000	60,000,000											257,400,000
Customary fees and expenses in connection with the closing of amendment								1,700,000																																																1,700,000
Loss on extinguishment of debt		0	3,341,000	1,694,000			1,200,000		200,000																																2,100,000	1,500,000								0	3,341,000	1,694,000			1,200,000		200,000																																2,100,000	1,500,000
Available balance at the end of the period																		70,000,000						0										0																																70,000,000
Interest rate (as a percent)																		0.17%						0.17%										1.00%																																0.17%							0.17%									1.00%
Applicable margin (as a percent)													2.75%	1.75%		0.50%	1.00%	2.75%						2.75%								2.00%		3.00%																											2.75%	1.75%		0.50%	1.00%	2.75%							2.75%							2.00%		3.00%
Total (as a percent)																		2.92%						2.92%										4.00%																																2.92%							2.92%									4.00%
Percentage of principal amount at which debt instrument may be required to be repurchased in the event of change of control																																			101.00%			101.00%																																														101.00%			101.00%
Face amount of debt	60,000,000																																				290,000,000																																																	290,000,000
Redemption of debt																																								252,000,000	165,000,000																																																252,000,000	165,000,000
Capital lease obligations assumed																																												15,100,000																																																15,100,000
Term of capital lease obligations																																														4 years	19 years																																															4 years	19 years
Additional facility outstanding										$ 25,000,000																																																$ 25,000,000